Document and Entity Information	Apr. 15, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001785041
Document Type	8-K
Document Period End Date	Apr. 15, 2022
Entity Registrant Name	CHP MERGER CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39140
Entity Tax Identification Number	84-2590924
Entity Address, Address Line One	25 Deforest Avenue
Entity Address, Address Line Two	Suite 198
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	(212)
Local Phone Number	508-7090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one half of one warrant
Trading Symbol	CHPMU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock included as part of the units
Trading Symbol	CHPM
Security Exchange Name	NASDAQ
Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CHPMW
Security Exchange Name	NASDAQ